Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Acquired customer relationships	399,255	397,979	60,993
Acquired license	—	2,556	392
Less: accumulated amortization	(38,506)	(80,236)	(12,297)
Intangible assets, net	360,749	320,299	49,088

The Group recorded amortization expense of RMB4,721, RMB32,760 and RMB42,292 (US$6,482) for the years ended 2018, 2019 and 2020, respectively. As of December 31, 2020, estimated amortization expense of the existing intangible assets for each of the next five years is RMB42,405, RMB42,405, RMB39,592, RMB37,740 and RMB37,247, respectively.